Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net loss	$ (24,809,502)	$ (25,975,073)
Adjustment to reconcile net loss to net cash flow provided by operating activities:
Depreciation	24,289,741	26,343,052
Amortization of deferred drydock expenditure	3,443,651	2,595,076
Share based compensation	1,646,951	1,301,476
Loss on sale of vessels	13,162,192	0
Amortization of deferred finance fees	1,526,417	2,229,288
Foreign exchange on operating leases	(100,398)	(165,908)
Changes in operating assets and liabilities:
Receivables, trade	2,757,139	(618,396)
Working capital advances	0	3,100,000
Prepayments	89,717	(27,388)
Advances and deposits	(912,491)	1,044,789
Other receivables	649,884	(943,258)
Inventories	3,784,136	(5,141,686)
Payables, trade	(7,710,940)	8,732,141
Accruals for capital items	(255,741)	(1,137,521)
Other payables	39,754	59,635
Accrued interest on debt and finance leases	(28,100)	255,317
Deferred drydock expenditure	(4,295,870)	(4,178,630)
Net cash provided by operating activities	13,276,540	7,472,914
INVESTING ACTIVITIES
Net proceeds from sale of vessels	26,557,707	0
Payments for acquisition of vessels and equipment	(491,735)	(16,562,821)
Payments for acquisition of ballast water treatment systems	(1,772,722)	0
Payments for leasehold improvements	(13,030)	(52,384)
Payments for other non-current assets	(146,826)	(133,629)
Net cash provided by / (used in) investing activities	24,133,394	(16,748,834)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	3,587,161
Repayments of long-term debt	(26,183,384)	(58,704,318)
Proceeds From finance leases	0	56,600,000
Repayments of finance leases	(21,915,830)	(4,583,547)
Payments for deferred finance fees	0	(1,051,000)
Net proceeds from equity offering	0	7,241,383
Net cash (used in) / provided by financing activities	(48,099,214)	3,089,679
Net decrease in cash and cash equivalents	(10,689,280)	(6,186,241)
Cash and cash equivalents at the beginning of the year	56,903,038	39,457,407
Cash and cash equivalents at the end of the period	$ 46,213,758	$ 33,271,166